Derivative Valuation (Tables)	3 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Market Values Of Derivatives

Fair market values of the Company's derivatives as of March 31, 2013 were based on the Black Scholes valuation using the following assumptions:

Warrants
Risk-free interest rate	0.73%
Expected life in years	5.0
Dividend yield	0
Expected volatility	110.28%